Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Other Current Assets Details [Abstract]
Finished goods	$ 1.2	$ 1.4
Work in progress	4.1	2.2
Recognized cost of equipment sales	$ 10.4	$ 7.0	$ 17.7